Employee compensation - Narrative (Details) - USD ($) $ in Thousands	3 Months Ended		9 Months Ended
	Sep. 30, 2024	Sep. 30, 2023	Sep. 30, 2024	Sep. 30, 2023
Analysis of income and expense [abstract]
Total employee compensation	$ 29,172	$ 27,104	$ 85,731	$ 81,927